8. Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Maturities of Time Deposits [Abstract]
Maturity distribution of time deposits
2018	$71,257,675
2019	19,422,194
2020	8,639,592
2021	11,160,503
2022	9,367,629
Total time certificates of deposit	$119,847,593